Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Sep. 30, 2021	Jul. 01, 2021	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Total assets
Current liabilities:
Total liabilities
Members' deficit:
Class A common units, no par value - 161,518,057 units authorized, 161,518,057 issued and outstanding as of September 30, 2021, no units issued and outstanding as of December 31, 2020. Class B common units, no par value - 3,250,000,000 units authorized, 178,914,360 and 176,824,152 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively.
Total stockholder's equity
Total liabilities and stockholder's equity
Vacasa Holdings LLC
Current assets:
Cash and cash equivalents	150,417			$ 218,484			$ 144,205
Restricted cash	135,079			72,528			65,284
Accounts receivable, net	44,299			10,161			19,486
Prepaid expenses and other current assets	21,091			10,191			13,409
Total current assets	350,886			311,364			242,384
Property and equipment, net	62,977			65,087			71,327
Intangibles, net	217,204			77,426			92,794
Goodwill	709,962			121,487			115,914	$ 47,399
Other long-term assets	13,090			11,888			21,883
Total assets	1,354,119			587,252			544,302
Current liabilities:
Accounts payable	36,747			15,648			19,125
Funds payable to owners	175,249			92,707			107,657
Hospitality and sales taxes payable	42,348			20,721			16,339
Deferred revenue	77,654			49,992			58,862
Future stay credits	32,517			35,140
Accrued expenses and other current liabilities	85,925			44,022	$ 85,925		39,319
Total current liabilities	450,440			258,230			241,302
Long-term debt, net of current portion	118,057			111,689			782
Other long-term liabilities	47,958			22,204			22,328
Total liabilities	616,455			392,123			264,412
Commitments and contingencies (Note 13)
Redeemable convertible preferred units; 744,886,638 units authorized as of September 30, 2021 and December 31, 2020, respectively; 267,688,054 units issued and outstanding as of September 30, 2021 and December 31, 2020, respectively; aggregate liquidation preference of $593,463 and $572,011 as of September 30, 2021 and December 31, 2020, respectively.	1,198,080			771,979			565,005
Members' deficit:
Class A common units, no par value - 161,518,057 units authorized, 161,518,057 issued and outstanding as of September 30, 2021, no units issued and outstanding as of December 31, 2020. Class B common units, no par value - 3,250,000,000 units authorized, 178,914,360 and 176,824,152 issued and outstanding as of September 30, 2021 and December 31, 2020, respectively.
Additional paid-in capital	578,238
Accumulated deficit	(1,038,694)			(577,091)			(285,669)
Accumulated other comprehensive income	40			241			554
Total stockholder's equity	(460,416)		$ (494,552)	(576,850)	$ (375,082)	$ (331,681)	(285,115)	$ (165,293)
Total liabilities and stockholder's equity	$ 1,354,119			$ 587,252			$ 544,302